Debt (Tables)	12 Months Ended
May 31, 2013
Debt Disclosure [Abstract]
Schedule of Terms and Carrying Value of Debt Instrument
The terms and carrying value of each debt instrument at May 31, 2013 and 2012 are set forth below:

(U.S. dollars and euros in millions)	Maturity Date	Interest Rate	Currency	May 31, 2013	May 31, 2012
Debt Instruments
European facility	No Maturity Date	Interest Free	EUR	€1.8	€2.8
				$2.3	$3.5
China facility	January 16, 2016	LIBOR + 2.10%	USD	$6.0	$—
Term loan facility	March 25, 2015	LIBOR + 3.00%	USD	$104.3	$2,234.7
Term loan facility	July 25, 2017	LIBOR + 3.75%	USD	$2,116.8	$—
Term loan facility	March 25, 2015	LIBOR + 3.00%	EUR	€167.8	€835.6
				$217.9	$1,039.6
Term loan facility	July 25, 2017	LIBOR + 4.00%	EUR	€659.4	€—
				$856.4	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD	$—	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD/EUR	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	USD	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	EUR	€—	€—
Senior cash pay notes	October 15, 2017	10%	USD	$—	$761.0
Senior PIK toggle notes	October 15, 2017	10.375% - 11.125%	USD	$—	$771.0
Senior subordinated notes	October 15, 2017	11.625%	USD	$—	$1,015.0
Senior notes	August 1, 2020	6.500%	USD	$1,825.0	$—
Senior subordinated notes	October 1, 2020	6.500%	USD	$800.0	$—
Premium on notes				$37.7	$3.0
Total debt				$5,966.4	$5,827.8

Schedule of Short-term Borrowings
As of May 31, 2013 and 2012, short-term borrowings consisted of the following:

(in millions)	May 31, 2013	May 31, 2012
Senior secured credit facilities	$33.3	$34.3
Non-U.S. facilities	7.0	1.3
Total	$40.3	$35.6

Schedule of Long-term Obligations
Summarized in the table below are the Company’s long-term obligations as of May 31, 2013:

(in millions)	Total	2014	2015	2016	2017	2018	Thereafter
Long-term debt (including current maturities)	$5,966.4	$40.3	$348.7	$29.9	$29.9	$2,853.6	$2,664.0